Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balances, value at Dec. 31, 2013	$ (23,475)	$ 59	$ 328,116	$ 28	$ (351,678)
Balances, shares at Dec. 31, 2013		59,232,611
Exercise of warrants to purchase common stock, value	4,834	$ 3	4,831
Exercise of warrants to purchase common stock, shares		3,437,348
Issuance of common stock pursuant to stock plans, value	686	$ 1	685
Issuance of common stock pursuant to stock plans, shares		228,274
Stock-based compensation	5,488		5,488
Reclassification of fair value of warrants exercised from liability to equity	10,116		10,116
Change in unrealized gain (loss) on marketable securities	(41)			(41)
Net income (loss)	(21,584)				(21,584)
Balances, value at Dec. 31, 2014	(23,976)	$ 63	349,236	(13)	(373,262)
Balances, shares at Dec. 31, 2014		62,898,233
Issuance of common stock to certain investors, net of issuance costs of $1.9 million, value	13,453	$ 8	13,445
Issuance of common stock to certain investors, net of issuance costs of $1.9 million, shares		8,300,000
Exercise of warrants to purchase common stock, value	25		25
Exercise of warrants to purchase common stock, shares		10,000
Issuance of common stock pursuant to stock plans, value	712		712
Issuance of common stock pursuant to stock plans, shares		99,759
Stock-based compensation	6,801		6,801
Stock-based compensation, shares		154,067
Reclassification of fair value of warrants exercised from liability to equity	17		17
Change in unrealized gain (loss) on marketable securities	(8)			(8)
Net income (loss)	43,822				43,822
Balances, value at Dec. 31, 2015	$ 40,846	$ 71	370,236	(21)	(329,440)
Balances, shares at Dec. 31, 2015	71,462,059	71,462,059
Issuance of common stock pursuant to stock plans, value	$ 28	$ 1	27
Issuance of common stock pursuant to stock plans, shares		98,235
Stock-based compensation	3,089		3,089
Change in unrealized gain (loss) on marketable securities	19			19
Net income (loss)	(24,094)				(24,094)
Balances, value at Dec. 31, 2016	$ 19,888	$ 72	$ 373,352	$ (2)	$ (353,534)
Balances, shares at Dec. 31, 2016	71,560,294	71,560,294
Change in unrealized gain (loss) on marketable securities	$ 1
Net income (loss)	(5,074)
Balances, value at Mar. 31, 2017	$ 15,327
Balances, shares at Mar. 31, 2017	71,591,518